Janus Henderson VIT Global Sustainable Equity Portfolio
Schedule of Investments (unaudited)
September 30, 2025

	Shares	Value
Common Stocks – 97.8%
Auto Components – 1.8%
Aptive PLC*	2,862	$246,762
Banks – 1.5%
HDFC Bank Ltd (ADR)	6,283	214,627
Biotechnology – 2.8%
Argenx SE (ADR)*	370	272,897
Vertex Pharmaceuticals Inc*	295	115,534
		388,431
Building Products – 3.7%
Advanced Drainage Systems Inc	1,187	164,637
Cie de Saint-Gobain	3,261	355,210
		519,847
Capital Markets – 3.2%
Intercontinental Exchange Inc	1,621	273,106
S&P Global Inc	369	179,596
		452,702
Commercial Services & Supplies – 1.0%
Tetra Tech Inc	4,309	143,834
Construction & Engineering – 3.0%
APi Group Corp*	6,269	215,465
Stantec Inc	1,960	211,410
		426,875
Diversified Financial Services – 3.2%
Mastercard Inc - Class A	576	327,634
Walker & Dunlop Inc	1,427	119,326
		446,960
Electrical Equipment – 10.0%
Hubbell Inc	497	213,864
Legrand SA	1,200	200,148
NEXTracker Inc - Class A*	1,525	112,835
Prysmian SpA	4,629	462,305
Schneider Electric SE	1,464	413,243
		1,402,395
Electronic Equipment, Instruments & Components – 4.5%
Keyence Corp	200	74,474
Keysight Technologies Inc*	1,191	208,330
TE Connectivity PLC	1,574	345,540
		628,344
Entertainment – 4.6%
Nintendo Co Ltd	1,800	154,215
Spotify Technology SA*	707	493,486
		647,701
Food Products – 0.2%
McCormick & Co Inc/MD	512	34,258
Health Care Providers & Services – 3.4%
McKesson Corp	615	475,112
Independent Power and Renewable Electricity Producers – 1.2%
Boralex Inc - Class A	8,564	167,218
Insurance – 11.5%
AIA Group Ltd	45,600	437,101
Arthur J Gallagher & Co	1,404	434,875
Intact Financial Corp	1,301	253,160
Marsh & McLennan Cos Inc	870	175,331
Progressive Corp/The	1,302	321,529
		1,621,996
Leisure Products – 0.4%
Shimano Inc	500	56,817
Machinery – 4.4%
Knorr-Bremse AG	1,849	173,614
Wabtec Corp	879	176,213
Xylem Inc/NY	1,799	265,353
		615,180
Pharmaceuticals – 1.6%
Eli Lilly & Co	295	225,085

	Shares	Value
Common Stocks – (continued)
Professional Services – 3.6%
Experian PLC	6,587	$331,687
Wolters Kluwer NV	1,328	181,259
		512,946
Road & Rail – 2.4%
Uber Technologies Inc*	3,374	330,551
Semiconductor & Semiconductor Equipment – 13.7%
ASML Holding NV	87	84,811
Disco Corp	100	31,417
Infineon Technologies AG	3,642	142,136
KLA Corp	183	197,384
NVIDIA Corp	5,175	965,551
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	1,791	500,208
		1,921,507
Software – 12.7%
Autodesk Inc*	919	291,939
Cadence Design Systems Inc*	766	269,065
Fair Isaac Corp*	41	61,358
Microsoft Corp	1,843	954,582
SAP SE	800	214,446
		1,791,390
Specialty Retail – 1.3%
Home Depot Inc	434	175,852
Trading Companies & Distributors – 1.1%
Core & Main Inc - Class A*	2,887	155,407
Wireless Telecommunication Services – 1.0%
T-Mobile US Inc	596	142,671
Total Common Stocks (cost $10,561,028)		13,744,468
Investment Companies – 2.6%
Money Markets – 2.6%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº,£ (cost $368,375)	368,301	368,375
Total Investments (total cost $10,929,403) – 100.4%		14,112,843
Liabilities, net of Cash, Receivables and Other Assets – (0.4)%		(53,247)
Net Assets – 100%		$14,059,596

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$8,341,414	59.1%
France	968,601	6.9
Canada	631,788	4.5
Germany	530,196	3.8
Taiwan	500,208	3.5
Sweden	493,486	3.5
Italy	462,305	3.3
Hong Kong	437,101	3.1
Ireland	345,540	2.4
United Kingdom	331,687	2.4
Japan	316,923	2.2
Belgium	272,897	1.9
Netherlands	266,070	1.9
India	214,627	1.5
Total	$14,112,843	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/25	Ending Shares	Dividend Income
Investment Companies - 2.6%
Money Markets - 2.6%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº
	$427,510	$8,388,837	$(8,447,965)	$(7)	$-	$368,375	368,301	$19,223

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of September 30, 2025.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Building Products	$164,637	$355,210	$-
Electrical Equipment	326,699	1,075,696	-
Electronic Equipment, Instruments & Components	553,870	74,474	-
Entertainment	493,486	154,215	-
Insurance	1,184,895	437,101	-
Leisure Products	-	56,817	-
Machinery	441,566	173,614	-
Professional Services	-	512,946	-
Semiconductor & Semiconductor Equipment	1,663,143	258,364	-
Software	1,576,944	214,446	-
All Other	4,026,345	-	-
Investment Companies	-	368,375	-
Total Assets	$10,431,585	$3,681,258	$-

Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2025 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual financial statements.
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